Financial assets at fair value through other comprehensive income - Securities (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gains / (Losses)	R$ (612)	R$ (1,534)	R$ (2,086)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(114)	(84)
Gains / (Losses)	(44)	(14)
Purchases	(5)	(16)
Settlements	17
Transfer to stage 2	38
Transfer to stage 3	8
Cure from stage 2	(17)
Expected loss, ending balance	(117)	(114)	(84)
Level 1 of fair value hierarchy [member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 of fair value hierarchy [member] | Brazilian Government Securities [member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 of fair value hierarchy [member] | Government Securities Latin America [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(1)
Gains / (Losses)	(2)
Purchases		(1)
Transfer to stage 2	7
Cure from stage 2	(5)
Expected loss, ending balance	(1)	(1)
Level 1 of fair value hierarchy [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)	(1)
Expected loss, ending balance	(1)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(77)
Gains / (Losses)	(41)
Purchases	(5)
Settlements	17
Transfer to stage 2	31
Transfer to stage 3	8
Cure from stage 2	(12)
Expected loss, ending balance	(79)	(77)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(4)
Settlements	1
Expected loss, ending balance	(3)	(4)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(1)
Settlements	1
Expected loss, ending balance		(1)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Bank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)	(12)
Purchases	(1)
Settlements	5
Transfer to stage 3	8
Expected loss, ending balance
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(45)
Gains / (Losses)	(17)
Purchases	(2)
Settlements	4
Transfer to stage 2	14
Expected loss, ending balance	(46)	(45)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(27)
Gains / (Losses)	(12)
Purchases	(2)
Settlements	6
Transfer to stage 2	17
Cure from stage 2	(12)
Expected loss, ending balance	(30)	(27)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(77)	(48)
Gains / (Losses)		(14)
Purchases		(15)
Expected loss, ending balance		(77)	(48)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(4)	(3)
Gains / (Losses)		1
Purchases		(2)
Expected loss, ending balance		(4)	(3)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)		(1)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(45)	(44)
Gains / (Losses)		(1)
Expected loss, ending balance		(45)	(44)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(27)	(1)
Gains / (Losses)		(13)
Purchases		(13)
Expected loss, ending balance		(27)	R$ (1)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)	(25)
Purchases	(8)
Settlements	4
Transfer to stage 3	26
Expected loss, ending balance	(24)
Cure to stage 1	17
Transfer from stage 1	(38)
Level 2 of fair value hierarchy [member] | Government Securities Latin America [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Settlements	2
Expected loss, ending balance
Cure to stage 1	5
Transfer from stage 1	(7)
Level 2 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)	(25)
Purchases	(8)
Settlements	2
Transfer to stage 3	26
Expected loss, ending balance	(24)
Cure to stage 1	12
Transfer from stage 1	(31)
Level 2 of fair value hierarchy [member] | Corporate Securities [Member] | Bank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)	(1)
Expected loss, ending balance	(1)
Level 2 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)	(25)
Transfer to stage 3	26
Expected loss, ending balance	(13)
Transfer from stage 1	(14)
Level 2 of fair value hierarchy [member] | Corporate Securities [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)	1
Purchases	(8)
Settlements	2
Expected loss, ending balance	(10)
Cure to stage 1	12
Transfer from stage 1	(17)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Settlements	8
Expected loss, ending balance	(26)
Transfer from stage 1	(8)
Transfer from stage 2	(26)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Settlements	8
Expected loss, ending balance	(26)
Transfer from stage 1	(8)
Transfer from stage 2	(26)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Bank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Settlements	8
Expected loss, ending balance
Transfer from stage 1	(8)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Expected loss, ending balance	(26)
Transfer from stage 2	R$ (26)